Investments	6 Months Ended
Mar. 31, 2025
Investments [Abstract]
INVESTMENTS

5. INVESTMENTS

As of September 30, 2024 and March 31, 2025, investments consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Short-term investments:
Fixed deposit receipt	$1,557,104	$-
Total short-term investments	1,557,104	-
Long-term investments:
Investments accounted for using the equity method (1)	11,510,894	11,038,160
Investments without readily determinable FVs (2)	6,467,256	6,254,168
Total long-term investments	17,978,150	17,292,328
Impairment loss of long-term equity investments	(3,120,994)	(3,018,161)
Total long-term investments, net	14,857,156	14,274,167
Total investments	$16,414,260	$14,274,167

(1)	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method. In September 2024, the Company paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd..

(2)	In September 2022, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. (“Chongqing Chenglu”) for $3,479,252. In January 2024, the Company acquired 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) for $2,849,977. The Company invested in these investees as strategic investments to seize future market opportunities in the new energy industry. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.

The movement of the carrying amount of long-term investment was as follows for the six months ended March 31, 2024 and 2025:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Beginning balance	$10,674,801	$14,857,156
Addition of investments without readily determinable FVs	2,775,311	-
Proportionate share of the equity investee’s net loss	(45,906)	(93,799)
Foreign currency translation adjustment	106,663	(489,190)
Ending balance	$13,510,869	$14,274,167

For the six months ended March 31, 2025, equity method investments held by the Company individually have not met the significance criteria as defined under Rule 10-01(b)(1) of Regulation S-X.